Note 14 - Commitments and Contingencies (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2017	Jun. 30, 2018
Operating Leases Monthly Rent	$ 6,000	$ 6,000
Lessee, Finance Lease, Term of Contract (Deprecated 2018-01-31)	5 years
Year 1 [Member]
Operating Leases Monthly Rent	$ 8,700
Year 2 [Member]
Operating Leases Monthly Rent	8,961
Year 3 [Member]
Operating Leases Monthly Rent	9,230
Year 4 [Member]
Operating Leases Monthly Rent	9,507
Year 5 [Member]
Operating Leases Monthly Rent	$ 9,792